Subsequent Events	6 Months Ended
Jun. 30, 2022
Subsequent Events [Abstract]
Subsequent Events	Subsequent Events
Parikh Practice Acquisition
On July 22, 2022, the Company entered into an Asset Purchase Agreement with Nutan K Parikh, M.D., LTD., A Professional Corporation (the "Parikh Practice") and Nutan K Parikh, M.D., an individual. The terms of the agreement states that the Company will purchase from the Parikh Practice certain assets, properties, and rights owned by the Parikh Practice, and the intangible assets associated with the practice acquisition. The Company will pay $2,000, with $1,600 of the consideration being paid in cash at closing and the remainder paid equally in two cash installments on each annual anniversary thereafter.
Facility Agreement, Convertible Notes, Warrants
On August 9, 2022, the Company, entered into a Facility Agreement (the “Facility Agreement”) by the Company, as borrower, certain of the Company’s subsidiaries from time to time as guarantors and Deerfield Partners, L.P. (“Deerfield”), as agent for itself and the lenders, providing for the issuance and sale by the Company to Deerfield of $110,000 of principal amount of 4.0% secured senior convertible notes (the “Convertible Notes”) upon the terms and conditions set forth in the Facility Agreement (the “Deerfield Financing”). The Convertible Notes will be secured by (i) a security interest in substantially all of the assets of the Company and its subsidiaries and (ii) a pledge by the Company of the equity interest of all its direct and indirect subsidiaries and will mature on August 9, 2027, unless earlier converted or redeemed, and are convertible into shares of the Company’s common stock. The Convertible Notes were issued in a private placement to Deerfield pursuant to an exemption for transactions by an issuer not involving a public offering under Section 4(a)(2) of the Securities Act.
The Facility Agreement also provides for the issuance of warrants to purchase Company common stock to the extent that the obligations under the Facility Agreement and the Convertible Notes are prepaid. The Convertible Notes are convertible at any time at the option of the holders thereof, subject to certain ownership thresholds. The Company may redeem all or any portion of the principal amount of the Convertible Notes for cash. Upon redemption of any Convertible Notes, the Company will issue warrants covering the same number of shares of common stock underlying, and at an exercise price equal to the conversion price of, the redeemed Convertible Notes. The Company is subject to a number of affirmative and restrictive covenants pursuant to the Facility Agreement and is also restricted from paying dividends or making other distributions or payments on its capital stock, subject to limited exceptions.
In connection with the Facility Agreement, on August 9, 2022, the Company and Deerfield entered into a Registration Rights Agreement (the “Registration Rights Agreement”). Pursuant to the Registration Rights Agreement, the Company has agreed to prepare and file with the Securities and Exchange Commission a Registration Statement on Form S-3, or such other form as required to effect a registration of the Company common stock issued or issuable upon conversion of or pursuant to the Convertible Notes or the warrants. Such Registration Statement must be filed within 30 calendar days following the date of the Registration Rights Agreement.